Note 11 - Finance Lease Liabilities and Other Loans	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
Note
11
Finance lease liabilities and other loans

[US$ thousands]							As of December 31,	As of December 31,
Finance lease liabilities and other loans	Interest rate			Maturity			2017	2018
Finance leases		3.7%			February 2020		2,338	229
Interest bearing loans	1.6%	-	3.8%	February 2019	-	July 2023	3,767	4,040
Total							6,105	4,269

Total finance lease liabilities and other loans, non-current and current, are summarized below:

	As of	As of
[US$ thousands]	December 31,	December 31,
Finance lease liabilities and other loans, non-current	2017	2018
Finance lease liabilities	265	33
Interest bearing loans	3,767	2,238
Total	4,032	2,271

	As of	As of
[US$ thousands]	December 31,	December 31,
Finance lease liabilities and other loans, current	2017	2018
Finance lease liabilities	2,073	196
Interest bearing loans	—	1,802
Other loans	—	492
Total	2,073	2,490